CAPITAL STOCK AND OTHER RELATED ACCOUNTS - Summary of Capital Stock and Other Capital Related Accounts (Details)	12 Months Ended
	Dec. 31, 2022 ARS ($) Vote $ / shares shares	Dec. 31, 2021 ARS ($) shares
Disclosure of capital stock and other capital related accounts [abstract]
Capital stock	$ 59,602,649	$ 59,603,000
Capital adjustment	14,068,696,000	14,068,696,000
Treasury shares	(6,434,901,000)	(4,650,202,000)
Share-based payment plans	114,376,000	77,665,000
Treasury shares trading premium	13,834,000	0
Share premium	25,510,905,000	25,510,905,000
Merger premium	4,608,318,000	4,608,318,000
Total	$ 37,940,831,000	$ 39,674,985,000
Par value per share (in pesos per share) | $ / shares	$ 0.10
Number of votes per share | Vote	1
Number of common shares issued (in shares) | shares	596,026,490	596,026,000